FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Carrying value of asset (liability)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	$ 283,658	$ 200,652
Restricted cash	47	518
Derivative instruments receivable	49,862	5,862
Derivative instruments payable	0	(4,764)
Carrying value of asset (liability) | Floating rate long-term debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,291,592)	(1,206,522)
Carrying value of asset (liability) | Fixed rate long- term debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(417,621)	(426,897)
Fair value asset (liability)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	283,658	200,652
Restricted cash	47	518
Derivative instruments receivable	49,862	5,862
Derivative instruments payable	0	(4,764)
Fair value asset (liability) | Floating rate long-term debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,306,257)	(1,221,603)
Fair value asset (liability) | Fixed rate long- term debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	$ (425,320)	$ (465,287)